UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21036

Name of Fund: BlackRock Municipal Bond Trust (BBK)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2018

Date of reporting period: 05/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) May 31, 2018	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 137.5%

Alabama — 0.6%
Opelika Utilities Board, Refunding RB, 4.00%, 06/01/41	$960	$998,256

Arizona — 7.5%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 02/01/42	2,200	2,326,236
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, 5.00%, 07/01/45(a)	460	472,388
County of Pinal Arizona Electric District No.3, Refunding RB:
4.75%, 07/01/21(b)	680	737,188
4.75%, 07/01/31	3,070	3,261,936
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,500	1,770,930
5.00%, 12/01/37	2,065	2,467,448
University Medical Center Corp., RB, 6.50%, 07/01/19(b)	500	524,625
University Medical Center Corp., Refunding RB, 6.00%, 07/01/21(b)	900	1,004,832

		12,565,583
Arkansas — 2.3%
City of Benton Arkansas, RB, 4.00%, 06/01/39	505	526,028
City of Fort Smith Arkansas Water & Sewer Revenue, Refunding RB, 4.00%, 10/01/40	840	869,644
City of Little Rock Arkansas, RB, 4.00%, 07/01/41	1,835	1,889,848
County of Pulaski Arkansas Public Facilities Board, RB, 5.00%, 12/01/42	465	510,282

		3,795,802
California — 21.4%
California Health Facilities Financing Authority, RB, Sutter Health:
Series A, 5.00%, 11/15/48	1,050	1,215,081
Series B, 5.88%, 08/15/20(b)	1,900	2,072,463
Carlsbad California Unified School District, GO, Election of 2006, Series B, 0.00%, 05/01/34(c)	1,000	1,156,410
City & County of San Francisco Public Utilities Commission Wastewater Revenue, Refunding RB, Sewer System, Series B, 4.00%, 10/01/42	500	518,270
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT, 5.75%, 03/01/34	2,000	2,175,560

Security	Par (000)	Value
California (continued)
County of San Diego Regional Airport Authority, ARB, Subordinate, Series B, AMT, 5.00%, 07/01/47	$2,405	$2,727,366
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 0.00%, 08/01/34(c)	1,650	1,738,374
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 08/01/38(d)	8,000	3,525,120
Palomar Community College District, GO, CAB, Election of 2006, Series B:
0.00%, 08/01/30(d)	1,500	1,049,400
0.00%, 08/01/33(d)	4,000	1,631,040
0.00%, 08/01/39(c)	2,605	2,608,569
San Diego Community College District, GO, CAB, Election of 2002, 0.00%, 08/01/33(c)	2,800	3,298,652
State of California, GO, Refunding, Various Purposes, 5.00%, 02/01/38	3,000	3,338,940
State of California, GO, Various Purposes:
6.50%, 04/01/19 (b)	1,055	1,098,508
5.75%, 04/01/31	2,000	2,066,700
6.00%, 03/01/33	1,000	1,073,450
6.50%, 04/01/33	895	930,469
5.50%, 03/01/40	2,350	2,496,687
Visalia Unified School District, COP (AGM), 4.00%, 05/01/48	1,225	1,234,335

		35,955,394
Colorado — 0.6%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,070	1,087,056

Connecticut — 0.3%
Connecticut State Health & Educational Facility Authority, Refunding RB, Lawrence & Memorial Hospital, Series F, 5.00%, 07/01/36	550	581,240

Delaware — 2.2%
County of Kent Delaware, RB, CHF-Dover, LLC-Delaware State University Project, Series A:
5.00%, 07/01/40	330	361,251
5.00%, 07/01/48	900	979,200
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,200	1,268,100

1

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Delaware (continued)
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	$950	$1,051,346

		3,659,897
Florida — 5.0%
Capital Trust Agency Inc., RB, M/F Housing, The Gardens Apartment Project, Series A, 4.75%, 07/01/40	600	626,724
County of Miami-Dade Florida, RB, AMT, Seaport Department, Series B, 6.00%, 10/01/31	4,135	4,723,618
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center, 5.00%, 06/01/36	125	131,261
Greater Orlando Aviation Authority, ARB, Sub-Series A, AMT, 5.00%, 10/01/35	2,000	2,277,800
Stevens Plantation Community Development District, RB, Special Assessment, Series A, 7.10%, 05/01/35(e)(f)	860	602,000

		8,361,403
Georgia — 0.7%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	705	726,136
County of Georgia Housing & Finance Authority, RB, S/F, Series A:
3.95%, 12/01/43	295	298,788
4.00%, 12/01/48	210	212,213

		1,237,137
Hawaii — 0.3%
State of Hawaii Department of Budget & Finance, Refunding RB, Special Purpose, Senior Living, Kahala Nui, 5.25%, 11/15/37	400	442,292

Idaho — 0.3%
Idaho Health Facilities Authority, RB, St. Lukes Health System Project, Series A, 5.00%, 03/01/39	500	541,385

Illinois — 5.8%
Chicago Board of Education, GO, Series H, 5.00%, 12/01/36	235	241,434
Chicago Board of Education, GO, Refunding, Dedicated Revenues:
Series C, 5.00%, 12/01/34	235	240,891
Series F, 5.00%, 12/01/23	310	323,904

Security	Par (000)	Value
Illinois (continued)
Chicago Board of Education, GO, Refunding Series C, 5.00%, 12/01/25	$425	$442,225
City of Chicago Illinois, Refunding ARB, O’Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 01/01/29	1,600	1,644,512
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	870	944,272
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	665	711,517
Illinois Finance Authority, RB, Chicago LLC, University of Illinois at Chicago Project, Series A:
5.00%, 02/15/37	300	329,418
5.00%, 02/15/47	205	223,102
5.00%, 02/15/50	100	108,427
Illinois Finance Authority, Refunding RB:
OSF Health Care System, Series A, 5.00%, 11/15/45	1,205	1,315,968
OSF Healthcare System, 6.00%, 05/15/39	205	218,481
Roosevelt University Project, 6.50%, 10/01/19(b)	395	418,704
Roosevelt University Project, 6.50%, 04/01/44	605	632,679
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(b)	1,150	1,282,583
State of Illinois, GO, Series D, 5.00%, 11/01/28	645	688,357

		9,766,474
Iowa — 0.2%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project, Series B, 5.25%, 12/01/50(g)	250	265,548

Kansas — 2.7%
County of Seward Kansas Unified School District No. 480 Liberal, GO, Refunding:
5.00%, 09/01/22(b)	3,280	3,669,664
5.00%, 09/01/39	720	797,191

		4,466,855
Kentucky — 3.7%
County of Boyle Kentucky, Refunding RB, Centre College of Kentucky, 5.00%, 06/01/37	2,500	2,785,100

2

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Kentucky (continued)
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 01/01/40	$1,830	$1,973,033
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C(c):
0.00%, 07/01/34	500	473,200
0.00%, 07/01/39	830	778,158
0.00%, 07/01/43	270	253,044

		6,262,535
Louisiana — 1.5%
City of Alexandria Louisiana Utilities, RB, 5.00%, 05/01/39	860	950,997
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,050	1,155,315
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.50%, 05/01/31	400	425,372

		2,531,684
Maryland — 0.2%
County of Anne Arundel Maryland Consolidated, RB, Special Taxing District, Villages at Two Rivers Project:
5.13%, 07/01/36	170	172,606
5.25%, 07/01/44	170	172,382

		344,988
Massachusetts — 2.9%
Massachusetts Development Finance Agency, RB, Emerson College Issue:
Series A, 5.00%, 01/01/47	630	688,237
5.00%, 01/01/48	1,115	1,227,169
Series A, 5.25%, 01/01/42	565	629,709
Massachusetts Development Finance Agency, Refunding RB:
Emmanuel College Issue, Series A, 5.00%, 10/01/43	750	814,793
International Charter School, 5.00%, 04/15/40	400	426,008

Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB (continued):
Wellesley College Issue, Series L, 4.00%, 07/01/44	$970	$1,019,276

		4,805,192
Michigan — 5.2%
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 07/01/44	240	257,611
Michigan Finance Authority, Refunding RB, Henry Ford Health System, 5.00%, 11/15/41	5,560	6,221,307
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	2,100	2,161,677
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 6.25%, 10/15/38	40	40,653

		8,681,248
Minnesota — 4.0%
City of Maple Grove Minnesota, Refunding RB, Maple Grove Hospital, Corp., 4.00%, 05/01/37	880	895,840
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	3,890	3,975,074
Minneapolis-St. Paul Metropolitan Airports Commission, Refunding ARB, Sub Series D, AMT, 5.00%, 01/01/41	290	325,400
Minnesota Higher Education Facilities Authority, RB:
Augsburg College, Series B, 4.25%, 05/01/40	1,075	1,075,022
College of St. Benedict, Series 8-K, 4.00%, 03/01/43	385	389,589

		6,660,925
Mississippi — 1.9%
County of Warren Mississippi, RB, Gulf Opportunity Zone Bonds, International Paper Co. Project, Series A, 5.38%, 12/01/35	400	442,744
Mississippi Development Bank, RB, Special Obligation:
CAB, Hinds Community College District (AGM), 5.00%, 04/01/21 (b)	845	916,453

3

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Mississippi (continued)
Mississippi Development Bank, RB, Special Obligation (continued):
County of Jackson Limited Tax Note (AGC), 5.50%, 07/01/32	$1,750	$1,818,215

		3,177,412
Missouri — 2.6%
Missouri Development Finance Board, RB, Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	900	968,778
Missouri State Health & Educational Facilities Authority, RB:
A.T. Still University of Health Sciences, 5.25%, 10/01/31	500	544,425
A.T. Still University of Health Sciences, 4.25%, 10/01/32	320	334,563
A.T. Still University of Health Sciences, 5.00%, 10/01/39	500	548,080
Heartland Regional Medical Center, 4.13%, 02/15/43	300	307,800
University of Central Missouri, Series C-2, 5.00%, 10/01/34	1,000	1,110,710
Missouri State Health & Educational Facilities Authority, Refunding RB, Kansas City University of Medicine and Biosciences, Series A, 5.00%, 06/01/42	540	607,786

		4,422,142
Nebraska — 1.1%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.00%, 09/01/42	600	656,190
County of Douglas Nebraska Hospital Authority No. 3, Refunding RB, Health Facilities Nebraska Methodist Health System, 5.00%, 11/01/45	400	439,940
Nebraska Public Power District, Refunding RB, Series A:
5.00%, 01/01/32	250	271,510
4.00%, 01/01/44	400	408,548

		1,776,188
Nevada — 1.1%
City of Las Vegas Nevada, RB, Special Assessment, No. 809 Summerlin Area, 5.65%, 06/01/23	820	832,111

Security	Par (000)	Value
Nevada (continued)
County of Clark Nevada, Refunding ARB, Department of Aviation, Subordinate Lien, Series A-2, 4.25%, 07/01/36	$1,000	$1,047,400

		1,879,511
New Jersey — 14.5%
New Jersey EDA, RB:
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	660	748,202
Goethals Bridge Replacement Project (AGM), AMT, 5.13%, 07/01/42	200	219,082
School Facilities Construction, Series UU, 5.00%, 06/15/40	425	447,801
New Jersey EDA, Refunding RB:
Series B, 5.50%, 06/15/30	2,500	2,858,050
Special Assessment, Kapkowski Road Landfill Project, 6.50%, 04/01/28	7,500	8,787,375
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Hospital Asset Transfer Program, 5.00%, 10/01/37	685	741,903
St. Barnabas Health Care System, Series A, 4.63%, 07/01/21(b)	510	550,203
St. Barnabas Health Care System, Series A, 5.63%, 07/01/21(b)	1,700	1,884,484
St. Barnabas Health Care System, Series A, 5.00%, 07/01/25	500	551,195
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 01/01/45	1,860	2,069,883
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/35(d)	1,000	449,790
Transportation Program, Series AA, 5.00%, 06/15/45	900	949,032
Transportation Program, Series AA, 5.00%, 06/15/46	400	421,540
South Jersey Port Corp., RB, Marine Terminal, Series B, AMT, 5.00%, 01/01/35	625	685,238
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 06/01/36	750	842,145

4

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB, Series A (continued):
5.25%, 06/01/46	$1,810	$2,034,512

		24,240,435
New Mexico — 0.3%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 08/01/44	450	502,655

New York — 5.3%
City of New York Industrial Development Agency, RB, PILOT (AMBAC), 5.00%, 01/01/39	925	936,637
City of New York Water & Sewer System, Refunding RB, Water and Sewer System, 2nd General Resolution, Fiscal 2013, Series BB, 4.00%, 06/15/47	1,660	1,700,072
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	1,160	1,159,907
New York Counties Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	900	938,223
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	800	845,312
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	405	445,294
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.00%, 07/01/41	1,000	1,086,550
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	1,295	1,365,642
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42(a)	400	400,264

		8,877,901
North Carolina — 0.6%
North Carolina Medical Care Commission, Refunding RB, The United Methodist Retirement Homes, Series A:
5.00%, 10/01/42	300	329,931

Security	Par (000)	Value
North Carolina (continued)
North Carolina Medical Care Commission, Refunding RB, The United Methodist Retirement Homes, Series A (continued):
5.00%, 10/01/47	$695	$757,196

		1,087,127
North Dakota — 0.3%
County of Burleigh North Dakota, Refunding RB, St. Alexius Medical Center Project, Series A, 5.00%, 07/01/21(b)	480	521,683

Ohio — 4.1%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 6.50%, 06/01/47	2,000	2,024,060
City of Dayton Ohio Airport Revenue, Refunding ARB, James M. Cox Dayton International Airport, Series A (AGM), AMT, 4.00%, 12/01/32	2,000	2,044,440
Northwest Local School District/Hamilton & Butler Counties, GO, School Improvements, 4.00%, 12/01/50	1,135	1,155,736
State of Ohio, Refunding RB, University Hospitals Health System, Series A, 5.00%, 01/15/41	1,500	1,583,535

		6,807,771

Oklahoma — 2.2%
Norman Oklahoma Regional Hospital Authority, Refunding RB, 4.00%, 09/01/37	1,275	1,306,454
Oklahoma City Public Property Authority, Refunding RB, 5.00%, 10/01/39	720	810,000
Oklahoma Development Finance Authority, RB:
OU Medicine Project, Series B, 5.25%, 08/15/48	605	679,645
Provident Oklahoma Education Resources, Inc., Cross Village Student Housing Project, Series A, 5.25%, 08/01/57	820	884,206

		3,680,305
Oregon — 1.4%
Oregon Health & Science University, RB, Series A, 4.00%, 07/01/37	675	707,994

5

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oregon (continued)
State of Oregon State Facilities Authority, Refunding RB, University of Portland Project, Series A, 5.00%, 04/01/45	$1,475	$1,634,654

		2,342,648
Pennsylvania — 9.7%
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	335	379,478
5.00%, 06/01/34	750	849,577
(AGM), 4.00%, 06/01/39	1,365	1,393,215
County of Allegheny Pennsylvania IDA, Refunding RB, U.S. Steel Corp. Project, 6.55%, 12/01/27	1,695	1,758,986
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	495	500,376
Delaware River Port Authority, RB:
4.50%, 01/01/32	1,500	1,608,315
Series D (AGM), 5.00%, 01/01/40	2,600	2,717,000
Pennsylvania Turnpike Commission, Refunding RB, Turnpike Subordinate Revenue, Second Series, 5.00%, 12/01/35	5,000	5,601,250
Pottsville Hospital Authority, Refunding RB, Lehigh Valley Health Network, Series B, 5.00%, 07/01/45	1,250	1,381,975

		16,190,172
Puerto Rico — 1.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	940	934,191
5.63%, 05/15/43	890	883,476

		1,817,667
Rhode Island — 3.6%
Rhode Island Health & Educational Building Corp., Refunding RB, Series A (AGM), 3.75%, 05/15/32	1,155	1,178,781
State of Rhode Island, COP, School for the Deaf Project, Series C (AGC), 5.38%, 04/01/19(b)	900	927,414
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/40	1,000	1,069,270

Security	Par (000)	Value
Rhode Island (continued)
Tobacco Settlement Financing Corp., Refunding RB (continued):
Series B, 4.50%, 06/01/45	$2,730	$2,780,833

		5,956,298
South Carolina — 1.5%
Spartanburg Regional Health Services District, Refunding RB, Series A, 4.00%, 04/15/43	1,500	1,517,040
State of South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	1,000	1,083,030

		2,600,070
Tennessee — 2.9%
Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/40	1,950	2,092,194
County of Chattanooga-Hamilton Tennessee Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/44	875	941,132
County of Memphis-Shelby Tennessee Sports Authority, Inc., Refunding RB, Memphis Arena Project, Series A, 5.38%, 11/01/28	275	288,371
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	675	753,719
Johnson City Health & Educational Facilities Board, RB, Mountain States Health, Series A, 5.00%, 08/15/42	800	843,544

		4,918,960
Texas — 9.7%
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 0.00%, 11/15/41(d)	11,690	3,779,611
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co., Project, Series A, 6.30%, 11/01/29	1,500	1,598,265
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/38(d)	10,760	4,532,112

6

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
Leander ISD, GO, Refunding CAB, Series D (PSF-GTD)(d):
0.00%, 08/15/24(b)	$370	$190,372
0.00%, 08/15/35	3,630	1,781,895
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	760	850,318
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, 4.00%, 09/15/42	1,355	1,380,040
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, 7.00%, 06/30/40	2,000	2,184,420

		16,297,033
Utah — 0.5%
Utah Charter School Finance Authority, RB, Utah Charter Academies Project, 5.00%, 10/15/48	360	402,152
Utah State Charter School Finance Authority, Refunding RB, Mountainville Academy, 4.00%, 04/15/42	400	406,892

		809,044
Vermont — 0.7%
University of Vermont & State Agricultural College, Refunding RB, 4.00%, 10/01/37	500	518,080
Vermont Student Assistance Corp., RB, Series A, 4.13%, 06/15/30	655	672,056

		1,190,136
Virginia — 2.7%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A, 5.38%, 03/01/36	490	513,809
Virginia HDA, RB, M/F Housing, Rental Housing, Series B, 4.00%, 06/01/53	385	391,992
Virginia Small Business Financing Authority, RB, AMT:
Covanta Project, 5.00%, 01/01/48(a)(g)	470	478,610
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	725	808,411

Security	Par (000)	Value
Virginia (continued)
Virginia Small Business Financing Authority, RB, AMT (continued):
Transform 66 P3 Project, 5.00%, 12/31/49	$2,135	$2,343,739

		4,536,561
Washington — 1.7%
Washington Health Care Facilities Authority, RB, Seattle Childrens Hospital, Series A, 5.00%, 10/01/45	2,000	2,222,960
Washington State Housing Finance Commission, Refunding RB, Horizon House Project, 5.00%, 01/01/38(a)	600	662,292

		2,885,252
Wisconsin — 0.6%
Public Finance Authority, Refunding RB, National Gypsum Co., AMT, 4.00%, 08/01/35	280	274,531
WPPI Energy Power Supply Systems, Refunding RB, Series A, 5.00%, 07/01/37	665	743,437

		1,017,968

Total Municipal Bonds — 137.5% (Cost — $214,861,468)		230,545,833

Municipal Bonds Transferred to Tender Option Bond Trusts(h)
California — 1.0%
Los Angeles Unified School District California, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(i)	1,451	1,741,702

Connecticut — 1.8%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	2,611	2,941,694

Georgia — 2.7%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/43	4,003	4,520,390

New Jersey — 0.9%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(i)	1,400	1,461,990

New York — 12.6%
City of New York, GO, Refunding Fiscal 2015, Series B, 4.00%, 08/01/32	3,990	4,222,537

7

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
City of New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 06/15/18(b)	$104	$103,715
5.75%, 06/15/40	346	346,828
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	405	419,810
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 06/15/47	6,000	6,714,256
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 02/15/47 (i)	2,500	2,733,555
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	2,505	2,742,963
State of New York Dormitory Authority, RB, State University Dormitory Facilities, New York University, Series A, 5.00%, 07/01/18(b)	2,199	2,203,344
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	1,560	1,697,405

		21,184,413

Security	Par (000)	Value
Texas — 2.9%
City of Houston Texas Community College, GO, Limited Tax, 4.00%, 02/15/43	$2,999	$3,071,750
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	1,580	1,717,223

		4,788,973

Virginia — 1.7%
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/42	2,495	2,885,282

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 23.6% (Cost — $38,350,860)		39,524,444

Total Long-Term Investments — 161.1% (Cost — $253,212,328)		270,070,277
Other Assets Less Liabilities — 0.5%		1,146,983
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.0)%		(23,633,496)
VMTP Shares at Liquidation Value — (47.6)%		(79,900,000)

Net Assets Applicable to Common Shares — 100.0%		$167,683,764

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Zero-coupon bond.
(e)	Non-income producing security.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(i)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between February 15, 2019 to January 1, 2026, is $3,415,794.
During the period ended May 31, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

8

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Municipal Bond Trust (BBK)

Affiliated	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	136,442	(136,442)	—	$—	$7,638	$107	$—

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	52	09/19/18	$ 6,263	$(43,873)
Long U.S. Treasury Bond	73	09/19/18	10,594	(196,021)
5-Year U.S. Treasury Note	12	09/28/18	1,367	(4,820)

				$(244,714)

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

EDA — Economic Development Authority

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

HDA — Housing Development Authority

IDA — Industrial Development Authority

ISD — Independent School District

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

PILOT — Payment in Lieu of Taxes

PSF- GTD — Permanent School Fund Guaranteed

RB — Revenue Bonds

S/F — Single-Family

9

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Municipal Bond Trust (BBK)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

As of May 31, 2018, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$270,070,277	$—	$270,070,277

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(244,714)	$—	$—	$(244,714)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(23,527,878)	$—	$(23,527,878)
VMTP Shares at Liquidation Value	—	(79,900,000)	—	(79,900,000)

	$—	$(103,427,878)	$—	$(103,427,878)

During the period ended May 31, 2018, there were no transfers between levels.

10

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

      Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal Bond Trust

Date: July 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal Bond Trust

Date: July 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Municipal Bond Trust

Date: July 19, 2018